ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Location [Line Items]
Property, plant and equipment	€ 850,550	€ 710,260	€ 669,283
Goodwill	785,182	785,182
Intangible assets	645,797	440,456	€ 354,394
Italy
Entity Location [Line Items]
Property, plant and equipment	844,218	704,262
Goodwill	785,182	785,182
Intangible assets	644,689	439,369
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	2,251	2,368
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	3,327	2,760
Goodwill	0	0
Intangible assets	850	812
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Property, plant and equipment	351	264
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	403	606
Goodwill	0	0
Intangible assets	€ 258	€ 275